Long-Term Debt, Net	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net

12. Long-Term Debt, net

            Long-term debt in the consolidated statement of financial position is analysed as follows:

	Borrower	Loan Balance	Unamortized Debt Discount	Total Borrowings
(a)	Devocean Maritime LTD., Domina Maritime LTD. & Dulac Maritime S.A.	24,937	(101)	24,836
(b)	Artful Shipholding S.A. & Longevity Maritime Limited	16,723	(21)	16,702

	Total at December 31, 2017	41,660	(122)	41,538
	Less: Current Portion	(41,660)	122	(41,538)
	Long-Term Portion	-	-	-

	Total at December 31, 2016	65,778	(206)	65,572
	Less: Current Portion	(23,634)	84	(23,550)
	Long-Term Portion	42,144	(122)	42,022

(a) In February 2015, Devocean Maritime Ltd., Domina Maritime Ltd and Dulac Maritime S.A. (“Devocean et al.”), vessel owning companies of m/v River Globe, m/v Sky Globe and m/v Star Globe, respectively, entered into a loan agreement for up to $30,000 with HSH Nordbank AG (the “Bank”) for the purpose of partially prepaying the then outstanding secured reducing revolving credit facility with Credit Suisse AG. The loan facility is in the names of Devocean Maritime Ltd., Domina Maritime Ltd and Dulac Maritime S.A. as the borrowers and is guaranteed by Globus (“Guarantor”). The loan facility bears interest at LIBOR plus a margin of 3.00% for interest periods of three months and 3.10% for interest periods of one month.

On March 3, 2015, Devocean et al. drew down $29,405 as analyzed below and the Company prepaid $30,000 to Credit Suisse AG reducing the balance due to Credit Suisse AG to $5,000, which was settled in July 2015.

Tranche (A) of $8,580 for the purpose of prepaying to Credit Suisse AG the amount outstanding with respect to the m/v River Globe. The balance outstanding of tranche (A) at December 31, 2017, was $7,051 payable in 8 equal quarterly installments of $239 starting, March 2018, as well as a balloon payment of $5,139 due together with the 8th and final installment due in December 2019.

Tranche (B) of $10,100 for the purpose of prepaying to Credit Suisse AG the amount outstanding with respect to the m/v Sky Globe. The balance outstanding of tranche (B) at December 31, 2017, was $8,617 payable in 8 equal quarterly installments of $230 starting, March 2018, as well as a balloon payment of $6,777 due together with the 8th and final installment due in December 2019.

Tranche (C) of $10,725 for the purpose of prepaying to Credit Suisse AG the amount outstanding with respect to the m/v Star Globe. The balance outstanding of tranche (C) at December 31, 2017, was $9,269 payable in 8 equal quarterly installments of $224 starting, March 2018, as well as a balloon payment of $7,477 due together with the 8th and final installment due in December 2019.

The loan is secured by, among other things:

  First preferred mortgage over m/v River Globe, m/v Sky Globe and m/v Star Globe.
  Guarantees from the vessel owning companies and from Globus.
  First preferred assignment of all insurances and earnings of the mortgaged vessels.
  Assignment of charter in respect of each vessel and an assignment of any guarantee or security in respect of such charters.
  Assignment of any related hedging agreements.

The original loan agreement contains various covenants requiring the vessels owning companies and Globus to ensure that:

  the aggregate fair market value of the mortgaged vessels must equal or exceed 125% of the outstanding balance under the loan agreement.
  the ratio of the Company’s total liabilities to its market adjusted total assets shall always be not higher than 75%.
  the Company maintain a minimum market adjusted net worth of more than or equal $30,000.
  the vessel owning subsidiaries must each maintain a minimum liquidity of $250 in an account pledged to the bank, the Company shall maintain a minimum liquidity of greater than 5% of its consolidated indebtedness.

During April 2016, Globus reached an agreement in principle with HSH Nordbank AG and entered into a supplemental agreement dated December 5, 2016 regarding certain amendments and waivers to the terms of the loan agreement to cure the breach of certain covenants as of December 31, 2015. It was agreed that certain financial covenants were relaxed and/or waived for the period from June 3, 2016 to March 3, 2017. It was also agreed that the Company would pay the June 2016 installment using the pledged cash of $750, that was already deposited in the Bank’s accounts and that the scheduled installments due in September and December 2016, each amounting to $694, would be deferred to the final repayment installment (the “deferred amounts”).

As of December 31, 2016, the Company was in compliance with the covenants of HSH Nordbank AG Loan Agreement, as amended and in effect.

On July 10, 2017, the Company entered a Second Supplemental Agreement for the period from March 4, 2017 to March 3, 2018. The main points agreed in this Second Supplemental Agreement were:

  Additional deferrals to the last scheduled repayment date of the principal amount of the loan during the period from June 3, 2016 through March 3, 2018, of $956 in relation to Devocean, $920 in relation to Domina, and $898 in relation to Dulac.
  Deferral fee of 2.5 per cent per annum on the additional deferred amounts calculated from March 4, 2017 until March 3, 2018.
  Prepayment of $1,000 on or before September 27, 2017, which has been settled.
  Undertaking that the Company to raise at least $1,800 from its shareholders by December 31, 2017, which has been satisfied.
  Restriction of the borrowers to make distributions or other payments to the Company so long as such additional deferred amounts remain outstanding.

  Waiver from June 3, 2016 through March 3, 2018, of the requirement that the Company maintains a net worth of at least $30,000 and holds cash on a consolidated basis with its subsidiaries of at least 5% of their consolidated indebtedness.

As of December 31, 2017, the Company was in compliance with the covenants of HSH Nordbank AG Loan Agreement, as amended and in effect.

However, the Company may not be able to meet certain of the relaxed terms included in the supplemental agreement with the bank (Note 2.1) including maintaining a minimum liquidity and minimum net worth once the waiver expire on March 3, 2018 and cannot guarantee that will be able to obtain new waivers or extensions to this waiver. Accordingly, as the Company did not have an unconditional right to defer settlement of the related liability for at least twelve months after the date of the consolidated statement of financial position, the total balance of the loan outstanding to HSH of $24,836 at December 31, 2017, has been classified as current.

(b) In June 2011, Globus through its wholly owned subsidiaries, Artful Shipholding S.A.(“Artful”) and Longevity Maritime Limited (“Longevity”), entered into the DVB Loan Agreement for an amount up to $40,000 with DVB Bank SE and used funds borrowed thereunder to finance part of the purchase price for the m/v Moon Globe and m/v Sun Globe. Globus acts as guarantor for this loan.

In June 2011, $19,000 was drawn down (Tranche A) for the purpose of partly financing the acquisition of the m/v Moon Globe. The balance outstanding at December 31, 2017, of Tranche A is payable in 3 quarterly installments of $440, starting in June 2018 and a balloon payment of $7,060 payable together with the 3rd and last installment payable in December 2018. As of December 31, 2017, the outstanding principal balance of Tranche A was $8,380.

In September 2011, $18,000 was drawn (Tranche B) for the purpose of partly financing the acquisition of the m/v Sun Globe. The balance outstanding at December 31, 2017, of Tranche B is payable in 4 quarterly installments of $416.25 and a balloon payment of $6,678 payable together with the 4th and last installment payable in March 2019. As of December 31, 2017, the outstanding principal balance of Tranche B was $8,343.

The loan is secured by, among other things:

  First preferred mortgage over m/v Moon Globe and m/v Sun Globe.
  Guarantees from the vessel owning companies and from Globus.
  First preferred assignment of all insurances and earnings of the mortgaged vessels.
  Account pledges respecting the minimum liquidity accounts and operating accounts of the Company described in the loan agreement.
  Assignment of charter in respect of each vessel, and an assignment of guarantee of charter in respect of m/v Moon Globe.

The original loan agreement and/or the original Globus guarantee contains various covenants requiring the vessels owning companies and/or Globus to, amongst others things, ensure that:

                   The aggregate fair market value of the m/v Sun Globe and the m/v Moon Globe must equal or exceed 130% of the outstanding balance under the loan agreement less any cash up to $1,000 held in the operating accounts pledged to the lender.
                   The ratio of the Company’s market adjusted net worth to total assets must be greater than 35%.
                   The Company maintain a minimum market adjusted net worth of more than $50,000.
                   The vessel owning subsidiaries must each maintain a minimum liquidity of $500 in an account pledged to the Bank,

and minimum liquidity of the lesser of $10,000 and $1,000 per vessel owned by the Company.

On April 18, 2016, Globus reached an agreement with the lender on certain amendments and waivers to the terms of the loan agreement in order to cure the incompliance with certain covenants as of December 31, 2015, valid for the period from March 1, 2016, to March 31, 2017 (“third waiver period”) as listed below:

  The aggregate fair market value of the m/v Sun Globe and the m/v Moon Globe must equal or exceed 50% of the outstanding balance under the loan agreement.
  The covenant for the Company to maintain a minimum tangible net worth of $50,000 was waived during the third waiver period.
  The covenant for the ratio of the Company’s market adjusted net worth to total assets must be greater than 35% was waived during the third waiver period.
  The above amendments were subject to a $1,713 prepayment - to be applied against the four quarterly installments of each tranche following the prepayment, which was paid in April, 2016.

On June 23, 2017, the Company entered a new supplemental agreement with the lender, mostly respecting the period commencing on April 1, 2017 and ending on April 1, 2018. The main points agreed in this Supplemental Agreement were:

  Additional deferrals to the last scheduled repayment date of the principal amount of the loan of $880 in relation to Artful and $833 in relation to Longevity.
  Payment of $880 in relation to Artful and $833 in relation to Longevity on or before September 28, 2017, which has already been settled.
  Value maintenance clause regarding the ships owned by the borrowers in respect of the outstanding principal amount of their loans to decrease to 50% until December 31, 2017; increasing to 105% from January 1, 2018, and to 130% after June 30, 2018.
  Replacing the requirement that George Karageorgiou be the Chief Executive Officer of the Company at all times with the requirement that Athanasios Feidakis be the Chief Executive Officer of the Company at all times after December 28, 2015.
  Waiver from April 1, 2017 through April 1, 2018, of the requirement that the Company on a consolidated basis with its subsidiaries, (i) hold cash of at least $10,000 or 1,000 per each of its vessels, (ii) maintains a net worth of at least $50,000, and (iii) maintains a ratio of at least 35% of its market value adjusted assets less liabilities to its market value adjusted assets.
  Back-end fee of 0.75 per cent per annum of the outstanding principal amount of the loan calculated from April 1, 2017 through April 1, 2018.

As of December 31, 2017 and 2016, the Company was in compliance with the loan covenants of the DVB Loan Agreement, as amended and in effect.

However, the Company may not be able to meet certain of the relaxed terms included in the supplemental agreement with the bank (Note 2.1) including maintaining a minimum liquidity and minimum net worth once the waiver expires on April 1, 2018 and cannot guarantee that will be able to obtain new waivers or extensions to this waiver. Accordingly, as the Company did not have an unconditional right to defer settlement of the related liability for at least twelve months after the date of the consolidated statement of financial position, the total balance of the loan outstanding to DVB of $16,702 at December 31, 2017, has been classified as current.

(c) In June 2010, Kelty Marine Ltd entered into a loan agreement (“Kelty Loan Agreement”) for $26,650 with Commerzbank AG for the purpose of part financing the acquisition of m/v Jin Star (renamed to Energy Globe). The loan facility was in the name of Kelty Marine Ltd as the borrower and is guaranteed by Globus (“Guarantor”).

In March 2016, the Company reached a settlement agreement with Commerzbank AG relating to the Kelty Loan Agreement.  Commerzbank AG agreed to settle the then outstanding indebtedness of $15,650 plus the accrued interest of $122 in return of the consideration from the sale of the shares of Kelty Marine Ltd. for $6,860 plus a payment of overdue interest of $40.7.

The result from the sale of Kelty Marine Ltd. was a gain of $2,257 (including the partial write–off of the outstanding balance of the Commerzbank AG loan described above), which is classified under “Gain from sale of subsidiary” in the 2016 consolidated statement of comprehensive loss. Globus Shipmanagement Corp., the Company’s ship management subsidiary continued to act as Kelty Marine Ltd.’s ship manager at a daily fee of $900  until June 2016 when the related management agreement expired.

(d) In December 2013, Globus entered into a credit facility for up to $4,000 with Firment Trading Limited (“the lender”), an affiliate of the Company’s chairman, for the purpose of financing its general working capital needs. The Firment Credit Facility is unsecured and remained available until its termination on April 12, 2017. During December 2014 through a supplemental agreement reached between the Company and the lender, the credit limit of the facility increased from $4,000 to $8,000 and its maturity date was extended from December 16 2015 to April 29, 2016. Globus had the right to drawdown any amount up to $8,000 or prepay any amount, during the availability period in multiples of $100. During December 2015, the credit limit of the facility increased from $8,000 to $20,000 and its final maturity date was extended to April 12, 2017. In December 2015, the Firment Credit Facility was assigned from Firment Trading Limited, a Cypriot company, to Firment Trading Limited, a Marshall Islands corporation, each of which is an affiliate of the Company’s chairman. Any prepaid amount could be re-borrowed in accordance with the terms of the agreement. Interest on drawn and outstanding amounts was charged at 5% per annum and no commitment fee was charged on the amounts remaining available and undrawn.

As of December 31, 2016 the amount drawn and outstanding with respect to the facility was $17,435 and there was an amount of $2,565 available to be drawn (note 4). As of December 31, 2016, the Company was in compliance with the loan covenants of the Firment Credit Facility.

In connection with the February 2017 private placement, as further discussed in note 4, a loan amendment agreement was entered into by the Company with Firment Trading Limited, the lender of the Firment Credit Facility, which then had an outstanding principal amount of $18,524. Firment Trading Limited released an amount equal to $16,885 (but left an amount equal to $1,639 outstanding, which continued to accrue under the Firment Credit Facility as though it were principal) of the Firment Credit Facility and the Company issued to Firment Shipping Inc., an affiliate of Firment Trading Limited, 16,885,000 common shares and a warrant to purchase 6,230,580 common shares at a price of $1.60 per share. Subsequent to the closing of the February 2017 private placement, Globus repaid the outstanding amount on the Firment Credit Facility in its entirety. The Firment Credit Facility terminated on April 12, 2017.

(e) In January 2016, Globus Maritime Limited entered into a credit facility for up to $3,000 with Silaner Investments Limited, an affiliate of the Company’s chairman, for the purpose of financing its general working capital needs. The Silaner Credit Facility was unsecured and remained available until its final maturity date on January 12, 2018. The Company had the right to drawdown any amount up to $3,000 or prepay any amount in multiples of $100. Any prepaid amount could have been re-borrowed in accordance with the terms of the facility. Interest on drawn and outstanding amounts was charged at 5% per annum and no commitment fee was charged on the amounts remaining available and undrawn.

As of December 31, 2016, the amount drawn and outstanding with respect to the facility was $3,115 and the Company was in compliance with the covenants of the Silaner Credit Facility.

In connection with the February 2017 private placement, as further discussed in note 4, a loan amendment agreement was entered into by the Company with Silaner Investments Limited, the lender of the Silaner Credit Facility. Silaner Investments Limited released an amount equal to the outstanding principal of $3,115 (but left an amount equal to $74 outstanding, which continued to accrue under the Silaner Credit Facility as though it were principal) of the Silaner Credit Facility and the Company issued to Firment Shipping Inc., an affiliate of Silaner Investments Limited, 3,115,000 common shares and a warrant to purchase 1,149,437 common shares at a price of $1.60 per share. During 2017, the Company drew down $ 280 under this facility and, before the end of the year, Globus repaid the outstanding amount on the Silaner Credit Facility in its entirety. As of December 31, 2017, no amount was drawn and outstanding with respect to the facility. The Silaner Credit Facility terminated at January 12, 2018.

The contractual annual loan principal payments per bank loan to be made subsequent to December 31, 2017, assuming that the banks will not demand the repayment of the loans before their maturity, were as follows:

	(a)	(b)
	HSH Bank	DVB Bank		Total
December 31		Tranche (A)	Tranche (B)
2018	2,774	8,380	1,249	12,403
2019	22,163	-	7,094	29,257
2020 and thereafter	-	-	-	-
Total	24,937	8,380	8,343	41,660

The contractual annual loan principal payments per bank loan to be made subsequent to December 31, 2016, were as follows:

	(a)	(b)		(d)	(f)
	HSH Bank	DVB Bank		Firment Trading	Silaner Investments	Total
December 31		Tranche (A)	Tranche (B)	Limited	Limited
2017	2,774	1,760	1,665	17,435	-	23,634
2018	2,774	7,940	1,665	-	3,115	15,494
2019	20,388	-	6,262	-	-	26,650
2020 and thereafter	-	-	-	-	-	-
Total	25,936	9,700	9,592	17,435	3,115	65,778

             The weighted average interest rate for the years ended December 31, 2017 and 2016, was 3.8% and 3.52%, respectively.